Summary of Significant Accounting Policies - Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended							3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012 As Previously Reported [Member]	Mar. 31, 2011 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Jun. 30, 2011 As Previously Reported [Member]	Sep. 30, 2012 As Previously Reported [Member]	Sep. 30, 2011 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]		Dec. 31, 2010 As Previously Reported [Member]		Dec. 31, 2011 Adjustment [Member]		Dec. 31, 2010 Adjustment [Member]
Quantifying misstatement in current year financial cash flow statements
Net cash used in operating activities	$ (10,411)	$ (13,354)	$ (26,405)	$ (55,243)	[1],[2]	$ (8,126)	[1],[2]			$ (12,343)	$ (7,021)	$ (16,472)	$ (14,922)	$ (22,725)	$ (29,840)	$ (52,737)	[1],[2]	$ (5,296)	[1],[2]	$ (2,506)	[1],[2]	$ (2,830)	[1],[2]
Net cash provided by (used in) investing activities	(30,818)	(11,974)	(23,789)	112,216	[1],[2]	(56,231)	[1],[2]			(12,985)	(27,245)	(13,834)	152,024	(16,036)	128,446	109,710	[1],[2]	(59,061)	[1],[2]	2,506	[1],[2]	2,830	[1],[2]
Net cash provided by (used in) financing activities	32	(66)	63,875	(56,730)		90,743				(66)	227	106	(59,773)	234	(59,265)	(56,730)		90,743
Net increase in cash and cash equivalents	(41,197)	(25,394)	13,681	243		26,386				(25,394)	(34,039)	(30,200)	77,329	(38,527)	39,341	243		26,386
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	72,627	58,946	58,946	58,703		32,317		20,419	28,746	58,946	58,703	58,946	58,703	58,946	58,703	58,703		32,317
Cash and Cash Equivalents at End of Period	$ 31,430	$ 33,552	$ 72,627	$ 58,946		$ 58,703		$ 20,419	$ 28,746	$ 33,552	$ 24,664	$ 28,746	$ 136,032	$ 20,419	$ 98,044	$ 58,946		$ 58,703

[1]	For 2011, relates to the $2,288 thousand of lease maintenance costs, exploration overhead and $900 thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $(682) thousand were previously erroneously classified as an operating activity rather than an investing activity.
[2]	For 2010, relates to $167 thousand of lease maintenance costs and $(558) thousand of certain investment costs that were improperly classified as an investing activity rather than an operating activity. In addition, Advances to Equity Affiliates of $3,221 thousand were improperly classified as an operating activity rather than an investing activity.